Bitwise Crypto Industry Innovators ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.7%

Consumer Discretionary— 1.2%
MercadoLibre*	893	$1,057,848

Financials — 29.7%
Bakkt Holdings* (A)	2,330,794	2,866,877
Bank of New York Mellon	26,539	1,181,516
Block, Cl A*	17,873	1,189,806
CME Group, Cl A	6,121	1,134,160
Coinbase Global, Cl A*	117,151	8,382,154
DBS Group Holdings	49,971	1,163,473
Galaxy Digital Holdings* (A)	825,831	3,576,053
Interactive Brokers Group, Cl A	14,091	1,170,539
Mastercard, Cl A	3,035	1,193,666
NU Holdings, Cl A*	162,742	1,284,034
PayPal Holdings*	17,734	1,183,390
Visa, Cl A	4,957	1,177,188
		25,502,856
Information Technology — 68.8%
Applied Digital* (A)	368,285	3,443,465
Bit Digital* (A)	1,019,347	4,138,549
Bitfarms* (A)	2,520,443	3,733,284
Canaan ADR*	1,668,117	3,553,089
Cipher Mining* (A)	514,587	1,471,719
Cleanspark*	819,989	3,517,753
Hive Blockchain Technologies* (A)	1,043,844	4,843,531
Hut 8 Mining* (A)	1,594,114	5,300,663
Iris Energy* (A)	519,711	2,421,853
Marathon Digital Holdings*	339,278	4,702,393
MicroStrategy, Cl A*	25,029	8,570,430
Northern Data*	162,706	3,994,027
Riot Platforms*	645,783	7,633,155
Terawulf*	1,120,706	1,961,235
		59,285,146
Total Common Stock (Cost $69,981,736)		85,845,850

SHORT-TERM INVESTMENT — 15.0%
Invesco Government & Agency Portfolio
5.05%(B)(C)	12,901,290	12,901,290

Total Short-Term Investment (Cost $12,901,290)		12,901,290

Total Investments - 114.7% (Cost $82,883,026)		$98,747,140

Percentages are based on net assets of $86,098,751.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $13,157,391.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2023 was $12,901,290.
(C)	The rate shown is the 7-day effective yield as of June 30, 2023.

ADR— American Depositary Receipt
Cl — Class

BIT-QH-001-0500

1